Investment Risks - The Cook & Bynum Fund	Jan. 28, 2026
Foreign (Non-U.S.) Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign (Non-U.S.) Securities Risk. Investments in foreign securities, including sponsored and unsponsored depositary receipts, carry special risks, including foreign political instability, greater volatility, less liquidity, financial reporting inconsistencies, and adverse economic developments abroad, all of which may reduce the value of foreign securities. Many of these risks can be even greater when investing in countries with developing economies and securities markets, also known as “emerging markets.” The Fund may invest in American Depository Receipts (“ADRs”) which are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country; European Depository Receipts (“EDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country; and Global Depository Receipts (“GDRs”) which are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.Investing in ADRs, EDRs, and GDRs presents risks that may be greater than the risks inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. Dollars. ADRs, EDRs, and GDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, and GDRs are subject to certain risks. They are offered by companies which do not meet either the reporting or accounting standards of the United States, and there may be less publicly available information about unsponsored depositary receipts than for public companies in the United States. Unsponsored depositary receipts may be less liquid. The Fund may be subject to a greater risk of loss with investments in unsponsored depositary receipts.
Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets, and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures, and illiquidity or low volumes of transactions may make exits difficult or impossible at times.
Foreign Sovereign Debt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Sovereign Debt Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems. The Fund does not expect to invest more than 25% of its net assets in sovereign debt obligations either directly or indirectly.
Fixed-Income Foreign Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Fixed-Income Foreign Investment Risk. Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market, or economic developments. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Risk. Prices of equity securities and the value of the Fund’s investments will fluctuate and may decline significantly over short-term or long-term periods. Foreign and domestic economic and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these events and other factors may adversely affect the prices and liquidity of the Fund’s portfolio securities, and the Fund’s performance.
Value Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misjudged. Over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles.
Currency Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Risk. The Fund is subject to currency risk because fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
Regulatory Change Risk Member
Prospectus [Line Items]
Risk [Text Block]	Regulatory Change Risk. The Adviser has, with respect to the Fund, filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended (the “CEA”), and therefore the Adviser is not subject to registration or regulation as a pool operator under the CEA. If, in the future, the Adviser is required to be registered as a commodity pool operator with respect to the Fund and comply with Commodity Futures Trading Commission regulations, compliance with such requirements would likely increase the costs associated with an investment in the Fund.
Smaller Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Smaller Capitalization Risk. Smaller capitalization companies may have a narrower geographic and product or service focus and be less well known to the investment community, resulting in more volatile share price movements and a lack of market liquidity. Smaller capitalization companies in which the Fund may invest have a market capitalization of below $2 billion.
U.S. Government Obligations Risk Member
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Obligations Risk. U.S. Government obligations include securities issued by the U.S. Treasury, U.S. Government agencies, or government sponsored entities. If the U.S. Treasury, a U.S. Government agency, or a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of the Fund will be adversely impacted. U.S. Government obligations are subject to low but varying degrees of credit risk, and they are still subject to interest rate and market risk.
Interest Rate Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk. The debt securities in which the Fund invests are subject to interest rate risk, which is the risk that the value of a security will vary as interest rates fluctuate. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the Fund. Changes in interest rates may have an adverse financial impact on the debt securities in which the Fund invests and may adversely affect the Fund’s returns.
Credit Risk1 Member
Prospectus [Line Items]
Risk [Text Block]	Credit Risk. The debt securities in which the Fund invests and preferred stock investments are subject to credit risk. The value of these instruments are likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency, which may cause the Fund to lose money.
Preferred Stock Risk Member
Prospectus [Line Items]
Risk [Text Block]	Preferred Stock Risk. The Fund’s investments in preferred stocks are subject to the risk that a fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stocks may also have a variable interest rate, subjecting them to interest rate risk. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy.
High Yield Or “Junk” Security Risk Member
Prospectus [Line Items]
Risk [Text Block]	High Yield or “Junk” Security Risk. Investments in debt securities that are rated below investment grade by one or more NRSROs (“high yield securities” also known as “junk securities”) may be subject to greater risk of loss of principal and interest than investments in higher-rated debt securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. Junk bonds are considered to be speculative investments.
Special Situations Risk Member
Prospectus [Line Items]
Risk [Text Block]	Special Situations Risk. Investments in companies involved in special situations, such as reorganizations or restructurings, may involve greater risks when compared to the Fund’s other strategies due to a variety of factors. Failure to anticipate changes in the circumstances affecting these types of investments may result in permanent losses of capital, such that the Fund may be unable to recoup some or all of its investments.
Large Shareholder Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. From time to time, certain shareholders may own or control a significant percentage of the Fund’s shares. A full or partial redemption by shareholders who own or control a significant percentage of the Fund’s shares may adversely affect the Fund’s performance, liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
Risks Of Investing In A Managed Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in a Managed Fund. The investment decisions of the Fund’s Adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.
Breweries And Soft Drink Bottling And Distribution Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risk of Current Focus on Both the Breweries Industry and Soft Drink Bottling and Distribution Industry. The Fund is subject to the following risks:
•Industry Risk. The Fund does not have a policy to concentrate, that is, invest more than 25% of its assets in any industry or group of industries at the time of investment. However, the Fund may focus its investments in the securities of issuers in a particular industry or industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries.

•Risks of the Breweries Industry and Soft Drink Bottling and Distribution Industry. Although the Fund may have more than 25% of its assets invested in securities in the Breweries Industry and Soft Drink Bottling and Distribution Industry, this is a result of market movements, including changes in the value of either securities in focused industries or other portfolio securities, and accordingly industry weights of the Fund’s investment in such industries may rise above 25% of the Fund’s assets. In such cases, however the excess of the Fund’s investments in such industry above 25% of the Fund’s assets need not be sold if there are no additional purchases with respect to securities of issuers in these industries. As of September 30, 2025, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 34.6% of the Fund’s net assets and Breweries industry comprised 14.8% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.
Breweries And Soft Drink Bottling And Distribution Industry Risk, Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industry Risk. The Fund does not have a policy to concentrate, that is, invest more than 25% of its assets in any industry or group of industries at the time of investment. However, the Fund may focus its investments in the securities of issuers in a particular industry or industries. From time to time, a relatively high percentage of the assets of the Fund may be invested in a limited number of industries. When the Fund’s investment focus is limited in this manner, the Fund’s performance will be affected by the performance of the issuers within those specific industries and could be more volatile than that of an investment company that invests its assets in a more diverse array of industries.
Breweries And Soft Drink Bottling And Distribution Industry Risk, Risks Of The Breweries Industry And Soft Drink Bottling And Distribution Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of the Breweries Industry and Soft Drink Bottling and Distribution Industry. Although the Fund may have more than 25% of its assets invested in securities in the Breweries Industry and Soft Drink Bottling and Distribution Industry, this is a result of market movements, including changes in the value of either securities in focused industries or other portfolio securities, and accordingly industry weights of the Fund’s investment in such industries may rise above 25% of the Fund’s assets. In such cases, however the excess of the Fund’s investments in such industry above 25% of the Fund’s assets need not be sold if there are no additional purchases with respect to securities of issuers in these industries. As of September 30, 2025, the securities of issuers in the Soft Drink Bottling and Distribution industry comprised 34.6% of the Fund’s net assets and Breweries industry comprised 14.8% of the Fund’s net assets, and, collectively, these investments made up a significant portion of the Fund’s assets. These investments expose the Fund to the risks of these industries generally, and of these specific issuers in particular. In this regard, the securities of a single Breweries issuer or Soft Drink Bottling and Distribution issuer, or a group of such issuers, may be adversely affected by numerous factors including, among others, demographic and product trends, competitive pricing, changing consumer preferences, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, nutritional and health-related concerns, supply chain disruptions and costs, consumer product liability claims, consumer boycotts, risks of product tampering, and the availability and expense of liability insurance.
Short-Term Treasury And Cash Holdings Risk Member
Prospectus [Line Items]
Risk [Text Block]	Short-Term Treasury and Cash Holdings Risk. The Fund’s investments in cash and equivalents, including, but not limited to, short-term U.S. Government securities such as U.S. Treasury securities, are subject to the risk that the Fund’s performance may be adversely affected by general market advances during periods when the Fund is holding a large cash or cash equivalent positions.
Illiquid Risk Member
Prospectus [Line Items]
Risk [Text Block]	Illiquid Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe, possibly preventing the Fund from selling these securities at an advantageous price. Illiquid securities may present a greater risk of loss than other types of securities. Low trading volume, lack of a market maker, market closure, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities at desirable prices.
For additional information on the risks of investing in this Fund, please see “Risks of Investing in the Fund” in the Prospectus.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	There is no assurance that the Fund will meet its investment objective; an investor could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Portfolio Risk. The Fund is “non-diversified,” and thus invests its assets in a smaller number of securities than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value.